Key Management Transactions	12 Months Ended
Dec. 31, 2022
Key Management Transactions [Abstract]
Key management transactions

23. Key management transactions

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Salaries and employee benefits	$1,595	$1,371
Directors’ fees	372	383
Share-based payments	2,104	2,950